Investments - Schedule of Fair Value, Assets Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2024		Sep. 30, 2023
Schedule of Investments [Line Items]
Principal	$ 3,276,268		$ 1,195,799
Amortized Cost	3,246,424		1,179,576	[1],[2]
Fair Value	3,265,298	[3]	1,178,633	[1],[2],[4]
Senior secured
Schedule of Investments [Line Items]
Principal	728,440		218,131
Amortized Cost	727,390		216,997
Fair Value	726,380		216,911
One stop
Schedule of Investments [Line Items]
Principal	2,538,097		977,668
Amortized Cost	2,498,133		962,485
Fair Value	2,517,780		961,628
Second lien
Schedule of Investments [Line Items]
Principal	5,937
Amortized Cost	5,895
Fair Value	5,937
Subordinated debt
Schedule of Investments [Line Items]
Principal	3,794
Amortized Cost	3,651
Fair Value	3,758
Equity
Schedule of Investments [Line Items]
Amortized Cost	11,355		94	[1],[2]
Fair Value	$ 11,443	[3]	$ 94	[1],[2],[4]

[1]	Equity investments are non-income producing securities, unless otherwise noted.
[2]	Ownership of certain equity investments occurs through a holding company or partnership.
[3]	The fair values of investments were valued using significant unobservable inputs, unless otherwise noted. See Note 6. Fair Value Measurements.
[4]	The fair values of investments were valued using significant unobservable inputs, unless otherwise noted. See Note 6. Fair Value Measurements.